OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Other Intangible Assets, Net
	December 31, 2012	Weighted average amortization period	December 31, 2011	Weighted average amortization period

Cost:

Backlog	$27	-	$27	-
Technology	226	-	226	-
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,373		3,373

Accumulated amortization:

Backlog	27		27
Technology	226		226
Brand name	475		411
Customer list	2,288		2,169

	3,016		2,833

Amortized cost	$357		$540

Schedule of Estimated Amortization Expenses
December 31,

2013	180
2014	177

$357